Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and Other receivables.
Schedule of trade and other receivables

	As at December 31
(in EUR 000)	2022	2021
Trade receivables	1,463	226
R&D incentive receivable (Australia)	346	1,616
VAT receivable	847	524
Current tax receivable	159	71
Foreign currency swaps	1	—
Other	422	75
Total trade and other receivables	3,238	2,512